Schedules of Concentration of Risk, by Risk Factor (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Concentration Risk [Line Items]
Alternative Investment	$ 297,888		$ 293,916		$ 385,851
Industry Risk [Member] | Alternative Investments [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 297,888		$ 293,916		$ 385,851
Alternative Investment	100.00%		100.00%		100.00%
Geographic Concentration Risk [Member] | Net Assets, Geographic Area [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 297,888		$ 293,916		$ 385,851
Alternative Investment	100.00%		100.00%		100.00%
Geographic Concentration Risk [Member] | Net Assets, Geographic Area [Member] | North America [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 150,944		$ 164,205		$ 239,951
Alternative Investment	50.70%		55.90%		62.20%
Geographic Concentration Risk [Member] | Net Assets, Geographic Area [Member] | South America [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 68,284		$ 43,543		$ 41,423
Alternative Investment	22.90%		14.80%		10.70%
Geographic Concentration Risk [Member] | Net Assets, Geographic Area [Member] | Asia [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 43,265		$ 49,385		$ 62,016
Alternative Investment	14.50%		16.80%		16.10%
Geographic Concentration Risk [Member] | Net Assets, Geographic Area [Member] | Europe [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 34,695		$ 35,870		$ 38,874
Alternative Investment	11.60%		12.20%		10.10%
Geographic Concentration Risk [Member] | Net Assets, Geographic Area [Member] | Africa [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 700		$ 913		$ 3,587
Alternative Investment	0.30%		0.30%		0.90%
Food and Staples Retailing Sector [Member] | Industry Risk [Member] | Alternative Investments [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 66,516		$ 41,721		$ 38,210
Alternative Investment	22.30%		14.20%		9.90%
Software and Services Sector [Member] | Industry Risk [Member] | Alternative Investments [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 41,935		$ 42,908		$ 54,944
Alternative Investment	14.10%		14.60%		14.20%
Utilities Sector [Member] | Industry Risk [Member] | Alternative Investments [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 28,656		$ 28,768		$ 28,043
Alternative Investment	9.60%		9.80%		7.30%
Diversified Financials Sector [Member] | Industry Risk [Member] | Alternative Investments [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 23,386		$ 30,297		$ 52,544
Alternative Investment	7.90%		10.30%		13.60%
Energy Sector [Member] | Industry Risk [Member] | Alternative Investments [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 19,796		$ 19,930		$ 26,721
Alternative Investment	6.60%		6.80%		6.90%
Capital Goods Sector [Member] | Industry Risk [Member] | Alternative Investments [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 15,337		$ 23,146		$ 27,707
Alternative Investment	5.10%		7.90%		7.20%
Health Care Equipment and Services [Member] | Industry Risk [Member] | Alternative Investments [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 16,155		$ 16,520		$ 23,626
Alternative Investment	5.40%		5.60%		6.10%
Semiconductors and Semiconductor Equipment [Member] | Industry Risk [Member] | Alternative Investments [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 12,090		$ 16,144		$ 17,935
Alternative Investment	4.10%		5.50%		4.60%
Other Sector [Member] | Industry Risk [Member] | Alternative Investments [Member]
Concentration Risk [Line Items]
Alternative Investment	$ 74,017	[1]	$ 74,482	[1]	$ 116,121
Alternative Investment	24.90%	[1]	25.30%	[1],[2]	30.20%	[2]

[1]	Industries in this category each comprise less than 5 percent. Semiconductors and Semiconductor Equipment is shown separately as it comprised greater than 5 percent in the prior period.
[2]	Industries in this category each comprise less than 5 percent.